Long-Term Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Investments [Line Items]
Equity Securities without Readily Determinable Fair Value, Amount	¥ 140,015		$ 20,904	¥ 141,926
Cost-method Investments, Other than Temporary Impairment	6,350	$ 948
Accumulated imapirment of equity investments	¥ 71,146		$ 10,622	¥ 63,902